FEDERATED INSURANCE SERIES

FEDERATED GROWTH STRATEGIES FUND II

--------------------------------------------------------------------------------
Supplement to the Prospectus dated April 30, 2002

Under the heading entitled "Who Manages the Fund" please delete Salvatore Esposito as a Portfolio Manager of the Fund and add the following:


      "Michael R. Tucker

     Michael R. Tucker has been the Fund's Portfolio Manager since February 2002. Mr. Tucker joined Federated in June 1993 as a Research Assistant. Mr. Tucker has been a Portfolio Manager and Assistant Vice President of the Fund's adviser since March 2000. He served as an Analyst from December 1995 to May1999 and became a Senior Investment Analyst in June 1999. Mr. Tucker earned his Master of Science in Industrial Administration with an emphasis on finance and strategy from Carnegie Mellon University."





                                                      August 26, 2002



Cusip 313916702
27689 (8/02)



FEDERATED INSURANCE SERIES

FEDERATED CAPITAL APPRECIATION FUND II
      Primary Shares
      Service Shares
FEDERATED SMALL CAP STRATEGIES FUND II


--------------------------------------------------------------------------------
Supplement to the Prospectus dated April 30, 2002


Under the heading entitled "Who Manages the Fund" delete Bernard J. Picchi as a Portfolio Manager of the Fund.

                                                      August 26, 2002



Cusip 313916835
Cusip 313916819
Cusip 313916876

27550 (8/02)




FEDERATED INSURANCE SERIES

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

--------------------------------------------------------------------------------
Supplement to the Prospectus dated April 30, 2002

Under the heading entitled "Who Manages the Fund" delete Regina Chi as a Portfolio Manager of the Fund.



                                                      August 26, 2002



Cusip 313916850
27551 (8/02)